Note 11 - Income Per Common Share	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.	Income per common share:

(thousands of Canadian dollars, except shares outstanding and per share amounts)
	for the three months ended		for the six months ended
	April 30	April 30	April 30	April 30
	2025	2024	2025	2024

Net income	$8,529	$11,828	$16,672	$24,527
Less: dividends on preferred shares	-	(247)	-	(494)
	8,529	11,581	16,672	24,033

Weighted average number of common shares outstanding	32,518,786	25,964,424	30,761,211	25,964,424

Income per common share:	$0.26	$0.45	$0.54	$0.93